INTERMEDIATE MUNICIPAL TRUST


                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 August 1, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549



     RE: Intermediate Municipal Trust (the "Registrant")
            Federated Intermediate Municipal Trust (the "Fund")
           1933 Act File No. 2-98237
           1940 Act File No. 811-4314



Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated July 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 43 on July 27, 2007.


     If you have any questions on the enclosed  material,  please  contact me at
(412) 288-6812.

                                                 Very truly yours,



                                                 /s/ George F. Magera
                                                 George F. Magera
                                                 Assistant Secretary




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